Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


January 22, 2009

Kathyrn Ray
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561
202-504-2474

RE:   Excel Global, Inc.
      Post Effective Amendment 3 to Registration Statement on Form S-1 Filed December 12, 2008
      File No. 333-150462

Dear Ms. Ray:

The filing of this post-effective amendment is made to accurately reflect the prior reduction in the price of the common shares disclosed in the prospectus filed on May 19, 2008 pursuant to Rule 424(b)(2) and to accurately reflect the total common shares registered for sale. The updated financials and management's discussion and analysis of financial condition have been included in the amendment.

The offering was closed on August 20, 2008. The registrant offered and sold a total of 1,031,000 common shares at $.25 per common share and received proceeds of $257,750. The registrant received an offer from Mr. Murray Friedman to purchase 200,000 common shares. The completion of this sale resulted in an oversale of 31,000 common shares. The registrant did not maintain an accurate running total. No one discovered the clerical error of the oversale of the 31,000 common shares ($7,750) until just prior to the filing of the post-effective amendment 1 to Form S-1. Immediate rescission was made to Mr. Friedman which he declined.

The registrant has implemented new accounting controls to prevent any similar error in the future. The registrant disclosed the unregistered sale and risk factor about the possible need for further rescission in its Form 10-Q for the quarter ended September 30, 2008.


In response to your comment letter dated December 23, 2008, please note the following:

General
1. You indicate on the facing page and elsewhere that you are filing this post-effective amendment pursuant to Rule 462(c) under the Securities Act of1933. You do not appear eligible, however, to rely on Rule 452(c) in connection with this filing, given that (i) the offering of securities pursuant to the registration statement is complete, as stated in your cover letter, and (ii) you have made substantive changes to the prospectus previously filed as part of the effective registration statement, other than price-related information omitted pursuant to Rule 430A. Please revise your filing to remove the indications that is being made pursuant to Rule 462(c), or advise.

The indications have been removed.

2. Your post-effective amendment consists of updated financial statements and management's discussion and analysis, and purports to incorporate by reference the contents of the effective registration statement, as amended. Please revise to include a complete copy of the prospectus, as amended. See Rule 472(b) under the Securities Act. Further the basis upon which you purport to incorporate the contents of the effective registration statement and amendments thereto is unclear. The circumstances under which incorporation by reference into a prospectus is permitted are narrow and must be in compliance with Rule 411(a) under the Securities Act. It does not appear that such circumstances exist here to permit you to incorporate by reference the contents of the effective registration statement. Please revise your filing as appropriate, or advise.

The filing has been revised to delete the incorporation by reference of the contents of the effective registration.

Please do not hesitate to contact me if you require further information or documentation regarding the above.

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker